5. Revenue (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 31, 2018
Revenue from Contract with Customer [Abstract]
Receivables	€ 580	€ 210
Contract liabilities	€ 61,847	€ 230